Annual Total Returns - VIPGrowthOpportunitiesPortfolio-InitialServiceService2PRO - VIPGrowthOpportunitiesPortfolio-InitialServiceService2PRO - VIP Growth Opportunities Portfolio - VIP Growth Opportunities Portfolio - Initial Class
Apr. 29, 2024
Bar Chart Table:
Annual Return 2014	12.20%
Annual Return 2015	5.61%
Annual Return 2016	0.37%
Annual Return 2017	34.47%
Annual Return 2018	12.46%
Annual Return 2019	40.84%
Annual Return 2020	68.66%
Annual Return 2021	11.94%
Annual Return 2022	(38.15%)
Annual Return 2023	45.65%